Pensions and Post-Employment Benefits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Costs of defined contribution plans	$ 78,000,000	$ 74,000,000	$ 64,000,000
Projected benefits obligation	1,680,000,000	1,704,000,000	2,010,000,000
Post employment healthcare benefits [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation	54,000,000	51,000,000
Self insured healthcare benefits [Member]
Disclosure of defined benefit plans [line items]
Stop loss limit total commitment amount	550,000
Stop loss limit per employee amount	2,500
Employee benefits expense	79,000,000	72,000,000	72,000,000
Mexico [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation	251,000,000	200,000,000
Gain on account of reduction of retirement obligations	11,000,000
United States And United Kingdom [member] | Multi-employer defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Contribution to the multiemployer plans combined amounts	14,000,000	$ 19,000,000	$ 20,000,000
Estimate of contribution to be made to the plan in the subsequent annual period	15,000,000
France [member]
Disclosure of defined benefit plans [line items]
Loss On Account of increase In the retirement obligations due to extension of retirement age	1,000,000
Mexico and the EMEA [Member]
Disclosure of defined benefit plans [line items]
Gain on restructuring events	$ 5,000,000